Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item
Commitments And Contingencies Disclosure
Number Of Moas	6
Number Of Shipbuilding Contracts	1
Number Of Newbuild Vessels	6
Number Of Second Hand Vessels	1
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	$ 80,808
2014	59,076
2015	53,023
Total	192,907
Due To Shipyards Sellers [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	78,376
2014	57,700
2015	51,233
Total	187,309
Due To Manager [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	2,432
2014	1,376
2015	1,790
Total	$ 5,598